Submission	Aug. 12, 2025
Submission [Line Items]
Central Index Key	0000075677
Registrant Name	PACKAGING CORP OF AMERICA
Registration File Number	333-289469
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A